Note 15 - Common Stock Warrants activity (Details) (Common Stock Warrants, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Common Stock Warrants
Options Outstanding, Beginning	6,552,345	5,972,780
Options expired	(2,407,780)	(290,000)
Options cancelled
Options granted	650,000	869,565
Options exercised
Options Outstanding, Ending	4,794,565	6,552,345
Weighted Average Exercise Price, Beginning	$ 0.31	$ 0.29
Weighted Average Exercise Price, Options expired	$ (0.23)	$ (0.18)
Weighted Average Exercise Price, Options cancelled
Weighted Average Exercise Price, Options granted	$ 0.16	$ 0.41
Weighted Average Exercise Price, Options exercised
Weighted Average Exercise Price, Ending	$ 0.33	$ 0.31
Options Exercisable, Ending	4,794,565
Weighted Average Exercise Price, Options Exercisable	$ 0.33